Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended
	December 31, 2023	December 31, 2022
Short-term benefits	$2,646	$3,499
Share-based payments	595	2,285
Total	$3,241	$5,784